                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Fund
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
            (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: July 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:


In this report, you'll learn about how your investment in Morgan Stanley Balanced Fund (formerly Morgan Stanley Balanced Growth Fund)* performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

* THE FUND'S NAME CHANGED EFFECTIVE SEPTEMBER 18, 2006.

FUND REPORT

For the six months ended July 31, 2006

TOTAL RETURN FOR THE SIX MONTHS ENDED JULY 31, 2006

                                                                                      LIPPER
                                                                                      MIXED-
                                                                                       ASSET
                                                                       LEHMAN         TARGET
                                                  RUSSELL            BROTHERS     ALLOCATION       LIPPER
                                                  1000(R)                U.S.         GROWTH     BALANCED
                                                    VALUE         GOVERNMENT/          FUNDS        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     CREDIT INDEX(2)       INDEX(3)     INDEX(4)
   1.57%       1.23%       1.17%       1.69%       5.07%              0.32%            1.13%        0.33%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The stock market produced flat results for the six-month period overall. Although 2006 began with a strong market rally, rising uncertainties about inflation and economic slowdown overshadowed the market's more positive influences. Against a backdrop of spiking commodity prices, the Federal Open Market Committee (the "Fed") target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the target rate to 5.25 percent at the end of June. With housing and consumer trends already showing initial signs of deceleration, investors grew increasingly anxious about the Fed's indications that additional rate increases were possible. (Note: In August, after the close of the reporting period, the Fed paused its series of interest rate increases for the first time since it began monetary tightening in June 2004.) Although corporate profits had continued to be healthy for the most part, corporate managements began to downgrade their business outlooks in light of a potentially slowing economy. In May and June, stocks marked a level of price volatility not seen in several years, leading to a stock market correction that rippled across markets worldwide. By the end of the period, however, the markets recovered some of their lost ground. Value stocks--in which the Fund invests--fared better than the broad market, eking out a modest gain for the six months overall.

In the bond market, the six-month period provided few surprises, as the market widely anticipated most of the Fed's activity. Within the government sector, U.S. Treasuries underperformed over the six-month period because of their high sensitivity to fluctuating interest rates and their relatively low yields. Given ongoing concerns over inflation and increased risk in the corporate market, the credit sector had trouble keeping pace with other fixed-income sectors, and posted its lowest six-month return since 1999. Within the investment-grade portion of the sector, lower-rated issues (BBB- and A-rated) outpaced higher-rated issues (AA-rated and above). Industrials posted the highest returns, followed by utilities and financials. Overall, longer dated corporate issues underperformed shorter-dated issues.

PERFORMANCE ANALYSIS

Morgan Stanley Balanced Fund underperformed the Russell 1000(R) Value Index, and outperformed the Lehman Brothers U.S. Government/Credit Index, the Lipper Mixed-Asset Target Allocation Growth Funds Index and the Lipper Balanced Funds Index for the six months ended July 31, 2006, assuming no deduction of applicable sales charges.

In the stock portion of the portfolio, the consumer discretionary sector drove positive performance relative to the Russell 1000 Value Index, particularly in our selection of retail and auto stocks. The Fund's basic materials exposure also contributed positively to relative gains due to company specific events. Another area of strength was the Fund's positioning in the technology sector. Although the Fund's technology holdings had a negative return overall, our investment process led us to avoid some of the broad market's weakest performing hardware and equipment stocks.

In contrast, telecommunication services stocks detracted most from returns relative to the Russell 1000 Value Index. After several years of declining performance, the telecommunication services sector began to show signs of progress during the period. However, our selections did not perform as well as those stocks that led the sector's turnaround. Although the financials sector produced a positive return on an absolute basis, stock selection and an underweight allocation caused the Fund's performance to lag that of the benchmark sector, largely due to the Fund's lack of exposure to real estate investment trusts and minimal exposure to regional banks. In the consumer staples sector, stock selection in the food and staples retailing and beverage and tobacco industries proved disadvantageous.

Within the Fund's fixed income investments, we kept the Fund's overall duration* well below that of the Lehman Brothers U.S. Government/Credit Index during the period. This posture was beneficial to the Fund's performance as interest rates rose across the market, especially in the short- and intermediate-portions of the yield curve. Our focus on higher-coupon mortgage-backed securities with slow prepayments also added to performance, particularly in the second half of the period when higher-coupon issues outperformed low-coupon issues. Gains from these securities were partially offset, however, by a large underweight in lower- and current-coupon issues, which outperformed during the first half of the period. Within the credit section of the portfolio, we employed a defensive strategy with a focus on higher-quality securities, which enhanced relative performance, as did our strong security selection.

During the period, we maintained the Fund's asset allocation as a mixture of equity and fixed income. As of the end of the reporting period, the Fund held 67 percent in stocks and 33 percent in bonds.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

----------------------------------------------------

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest rate movements on its price. Typically, funds with shorter durations perform better in rising interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP 10 HOLDINGS
   U.S. Treasury Securities                            10.1%
   Fed. Natl. Mtge. Assoc.                              7.1
   JPMorgan Chase & Co.                                 2.5
   Bayer AG (ADR) (Germany)                             2.2
   Citigroup, Inc.                                      2.1
   General Electric Co.                                 1.8
   Merrill Lynch & Co., Inc.                            1.7
   Time Warner, Inc.                                    1.6
   Roche Holdings Ltd. (ADR) (Switzerland)              1.6
   Bristol-Meyers Squibb Co.                            1.6

   PORTFOLIO COMPOSITION*
   Common Stocks                                       67.1%
   U.S. Government Agencies & Obligations              17.1
   Corporate Bonds                                      6.8
   Asset-Backed Securities                              5.5
   Short-Term Investments                               3.5
   Put Option Purchased                                 0.0

* Does not include open long futures contracts with an underlying face value of $8,397,312 and unrealized appreciation of $82,463 and open short futures contracts with an underlying face value of $9,624,969, and unrealized depreciation of $60,225.

Data as of July 31, 2006. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 60 PERCENT OF ITS ASSETS IN DIVIDEND PAYING COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS AND AT LEAST 25 PERCENT OF ITS ASSETS IN FIXED-INCOME SECURITIES. WITHIN THESE LIMITATIONS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY PURCHASE OR SELL SECURITIES IN ANY PROPORTION IT BELIEVES DESIRABLE BASED ON ITS ASSESSMENT OF BUSINESS, ECONOMIC AND INVESTMENT CONDITIONS.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE

MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES
AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/28/97)         (since 03/28/95)          (since 07/28/97)
   SYMBOL                              BGRAX                     BGRBX                    BGRCX                    BGRDX
   1 YEAR                               6.27%(5)                  5.43%(5)                 5.45%(5)                 6.45%(5)
                                        0.69(6)                   0.49(6)                  4.46(6)                    --
   5 YEARS                              4.52(5)                   3.72(5)                  3.71(5)                  4.76(5)
                                        3.40(6)                   3.37(6)                  3.71(6)                    --
   10 YEARS                               --                        --                     7.53(5)                    --
                                          --                        --                     7.53(6)                    --
   SINCE INCEPTION                      6.14(5)                   5.33(5)                  8.57(5)                  6.38(5)
                                        5.51(6)                   5.33(6)                  8.57(6)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Mixed-Asset Target Allocation Growth Funds classification as of 7/31/2006.

(4) The Lipper Balanced Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(5) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/06 - 07/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/06 -
                                                                     02/01/06            07/31/06             07/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (1.57% return).......................................         $1,000.00           $1,015.70             $ 6.55
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.30             $ 6.56
CLASS B
Actual (1.23% return).......................................         $1,000.00           $1,012.30             $10.28
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.58             $10.29
CLASS C
Actual (1.17% return).......................................         $1,000.00           $1,011.70             $10.28
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.58             $10.29
CLASS D
Actual (1.69% return).......................................         $1,000.00           $1,016.90             $ 5.30
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.54             $ 5.31

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.31%, 2.06%, 2.06% and 1.06% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             Common Stocks (68.4%)
             Aerospace & Defense (1.5%)
    20,390   Northrop Grumman Corp. .....................................................  $    1,349,614
    31,660   Raytheon Co. ...............................................................       1,426,916
                                                                                           --------------
                                                                                                2,776,530
                                                                                           --------------
             Beverages: Alcoholic (0.7%)
    16,980   Diageo PLC (ADR) (United Kingdom)...........................................       1,194,034
                                                                                           --------------
             Beverages: Non-Alcoholic (1.2%)
    48,490   Coca-Cola Co. (The).........................................................       2,157,805
                                                                                           --------------
             Broadcasting (1.4%)
    87,280   Clear Channel Communications, Inc. .........................................       2,526,756
                                                                                           --------------
             Cable/Satellite TV (0.4%)
    23,300   Comcast Corp. (Class A)*....................................................         801,054
                                                                                           --------------
             Chemicals: Major Diversified (3.0%)
    81,220   Bayer AG (ADR) (Germany)....................................................       3,998,461
    36,100   Du Pont (E.I.) de Nemours & Co. ............................................       1,431,726
                                                                                           --------------
                                                                                                5,430,187
                                                                                           --------------
             Computer Processing Hardware (0.2%)
    12,102   Hewlett-Packard Co. ........................................................         386,175
                                                                                           --------------
             Department Stores (0.3%)
    10,950   Kohl's Corp.*...............................................................         620,098
                                                                                           --------------
             Discount Stores (1.0%)
    41,740   Wal-Mart Stores, Inc. ......................................................       1,857,430
                                                                                           --------------
             Electric Utilities (2.6%)
    34,610   American Electric Power Co., Inc. ..........................................       1,250,113
    25,410   Entergy Corp. ..............................................................       1,959,111
    26,710   FirstEnergy Corp. ..........................................................       1,495,760
                                                                                           --------------
                                                                                                4,704,984
                                                                                           --------------
             Finance/Rental/Leasing (1.3%)
    41,950   Freddie Mac.................................................................       2,427,227
                                                                                           --------------

12
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             Financial Conglomerates (5.3%)
    77,020   Citigroup, Inc. ............................................................  $    3,720,836
    98,564   JPMorgan Chase & Co. .......................................................       4,496,490
    24,110   State Street Corp. .........................................................       1,448,047
                                                                                           --------------
                                                                                                9,665,373
                                                                                           --------------
             Food Retail (0.3%)
     8,050   Kroger Co. .................................................................         184,586
     4,500   Safeway Inc. ...............................................................         126,360
     7,350   Supervalu, Inc. ............................................................         199,259
                                                                                           --------------
                                                                                                  510,205
                                                                                           --------------
             Food: Major Diversified (1.3%)
    22,500   ConAgra Foods Inc. .........................................................         483,750
    78,450   Unilever N.V. (NY Registered Shares) (Netherlands)..........................       1,857,696
                                                                                           --------------
                                                                                                2,341,446
                                                                                           --------------
             Food: Specialty/Candy (0.7%)
    34,100   Cadbury Schweppes PLC (ADR) (United Kingdom)................................       1,338,766
                                                                                           --------------
             Household/Personal Care (0.7%)
    23,500   Procter & Gamble Co. (The)..................................................       1,320,700
                                                                                           --------------
             Industrial Conglomerates (3.2%)
    98,500   General Electric Co. .......................................................       3,219,965
    16,680   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda).................................         597,144
    24,460   Siemens AG (ADR) (Germany)..................................................       1,974,656
                                                                                           --------------
                                                                                                5,791,765
                                                                                           --------------
             Insurance Brokers/Services (1.3%)
    84,390   Marsh & McLennan Companies, Inc. ...........................................       2,281,062
                                                                                           --------------
             Integrated Oil (4.2%)
    25,090   BP PLC (ADR) (United Kingdom)...............................................       1,819,527
    40,110   ConocoPhillips..............................................................       2,753,150
    14,050   Exxon Mobil Corp. ..........................................................         951,747
    29,670   Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)......................       2,100,636
                                                                                           --------------
                                                                                                7,625,060
                                                                                           --------------
             Investment Banks/Brokers (3.2%)
     5,510   Goldman Sachs Group, Inc. (The).............................................         841,652
    41,510   Merrill Lynch & Co., Inc. ..................................................       3,022,758
   121,210   Schwab (Charles) Corp. (The)................................................       1,924,815
                                                                                           --------------
                                                                                                5,789,225
                                                                                           --------------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             Life/Health Insurance (0.3%)
    32,770   Aegon N.V. (NY Registered Shares) (Netherlands).............................  $      554,468
                                                                                           --------------
             Major Banks (2.3%)
    48,155   Bank of America Corp. ......................................................       2,481,427
    22,130   PNC Financial Services Group................................................       1,567,689
                                                                                           --------------
                                                                                                4,049,116
                                                                                           --------------
             Major Telecommunications (4.1%)
    14,586   Embarq Corp. ...............................................................         660,016
    57,660   France Telecom S.A. (ADR) (France)..........................................       1,339,442
   136,166   Sprint Nextel Corp. ........................................................       2,696,087
    78,830   Verizon Communications, Inc. ...............................................       2,666,031
                                                                                           --------------
                                                                                                7,361,576
                                                                                           --------------
             Managed Health Care (0.4%)
     8,270   CIGNA Corp. ................................................................         754,637
                                                                                           --------------
             Media Conglomerates (3.5%)
    63,330   Disney (Walt) Co. (The).....................................................       1,880,268
   179,300   Time Warner, Inc. ..........................................................       2,958,450
    42,050   Viacom, Inc. (Class B)*.....................................................       1,465,443
                                                                                           --------------
                                                                                                6,304,161
                                                                                           --------------
             Medical Specialties (0.3%)
    19,570   Applera Corp. -- Applied Biosystems Group...................................         629,175
                                                                                           --------------
             Motor Vehicles (0.7%)
    38,460   Honda Motor Co., Ltd. (ADR) (Japan).........................................       1,267,257
                                                                                           --------------
             Multi-Line Insurance (0.7%)
    15,220   Hartford Financial Services Group, Inc. (The)...............................       1,291,265
                                                                                           --------------
             Oil Refining/Marketing (0.3%)
     5,070   Marathon Oil Corp. .........................................................         459,545
                                                                                           --------------
             Oilfield Services/Equipment (0.8%)
    21,630   Schlumberger Ltd. (Netherlands Antilles)....................................       1,445,966
                                                                                           --------------
             Other Consumer Services (0.0%)
     2,700   Block (H.&R.), Inc. ........................................................          61,425
                                                                                           --------------
             Packaged Software (1.4%)
   140,980   Symantec Corp.*.............................................................       2,448,823
                                                                                           --------------

14
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             Pharmaceuticals: Major (11.3%)
    58,420   Abbott Laboratories.........................................................  $    2,790,723
   117,800   Bristol-Myers Squibb Co. ...................................................       2,823,666
    24,410   GlaxoSmithKline PLC (ADR) (United Kingdom)..................................       1,350,605
    49,490   Lilly (Eli) & Co. ..........................................................       2,809,547
    72,600   Pfizer, Inc. ...............................................................       1,886,874
    32,460   Roche Holdings Ltd. (ADR) (Switzerland).....................................       2,884,071
    22,680   Sanofi-Aventis (ADR) (France)...............................................       1,074,805
   136,570   Schering-Plough Corp. ......................................................       2,791,491
    39,480   Wyeth.......................................................................       1,913,596
                                                                                           --------------
                                                                                               20,325,378
                                                                                           --------------
             Precious Metals (0.9%)
    31,230   Newmont Mining Corp. .......................................................       1,599,913
                                                                                           --------------
             Property -- Casualty Insurers (3.2%)
     3,480   ACE Ltd. (Cayman Islands)...................................................         179,324
    38,600   Chubb Corp. (The)...........................................................       1,946,212
    55,158   St. Paul Travelers Companies, Inc. (The)....................................       2,526,236
    17,310   XL Capital Ltd. (Class A) (Cayman Islands)..................................       1,102,647
                                                                                           --------------
                                                                                                5,754,419
                                                                                           --------------
             Regional Banks (0.5%)
    25,900   Fifth Third Bancorp.........................................................         987,826
                                                                                           --------------
             Restaurants (0.4%)
    19,250   McDonald's Corp. ...........................................................         681,257
                                                                                           --------------
             Semiconductors (1.3%)
    65,108   Intel Corp. ................................................................       1,171,944
    72,170   Micron Technology, Inc.*....................................................       1,125,130
                                                                                           --------------
                                                                                                2,297,074
                                                                                           --------------
             Specialty Insurance (0.7%)
    12,710   MGIC Investment Corp. ......................................................         723,326
    10,500   PMI Group, Inc. (The).......................................................         445,830
                                                                                           --------------
                                                                                                1,169,156
                                                                                           --------------
             Specialty Stores (0.3%)
    15,050   Office Depot, Inc.*.........................................................         542,553
                                                                                           --------------
             Telecommunication Equipment (0.4%)
    33,460   Motorola, Inc. .............................................................         761,550
                                                                                           --------------

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             Tobacco (0.8%)
    19,040   Altria Group, Inc. .........................................................  $    1,522,629
                                                                                           --------------
             Total Common Stocks (Cost $103,280,527).....................................     123,815,051
                                                                                           --------------

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE
----------                                                              ------   ---------
             Corporate Bonds (6.9%)
             Advertising/Marketing Services (0.1%)
$      105   WPP Finance (UK) Corp. (United Kingdom)..................  5.875%   06/15/14         102,932
                                                                                             ------------
             Aerospace & Defense (0.2%)
       105   Northrop Grumman Corp. ..................................  4.079    11/16/06         104,550
        80   Raytheon Co. ............................................  6.15     11/01/08          81,135
       201   Systems 2001 Asset Trust - 144A** (Cayman Islands).......  6.664    09/15/13         208,396
                                                                                             ------------
                                                                                                  394,081
                                                                                             ------------
             Air Freight/Couriers (0.0%)
        95   Fedex Corp. .............................................  2.65     04/01/07          93,073
                                                                                             ------------
             Airlines (0.1%)
       112   America West Airlines, Inc. (Series 01-1)................  7.10     04/02/21         115,696
        75   Southwest Airlines Co. (Series 01-1).....................  5.496    11/01/06          75,051
                                                                                             ------------
                                                                                                  190,747
                                                                                             ------------
             Apparel/Footwear Retail (0.0%)
        40   Limited Brands, Inc. ....................................  6.95     03/01/33          38,568
                                                                                             ------------
             Beverages: Alcoholic (0.2%)
       150   FBG Finance Ltd. - 144A** (Australia)....................  5.125    06/15/15         139,561
       150   Miller Brewing Co. - 144A**..............................  4.25     08/15/08         146,119
                                                                                             ------------
                                                                                                  285,680
                                                                                             ------------
             Cable/Satellite TV (0.1%)
        95   Comcast Cable Communications Inc. .......................  6.75     01/30/11          98,744
        20   Lenfest Communications, Inc. ............................  7.625    02/15/08          20,545
        80   TCI Communications, Inc. ................................  7.875    02/15/26          86,538
                                                                                             ------------
                                                                                                  205,827
                                                                                             ------------
             Casino/Gaming (0.2%)
       240   Harrah's Operating Co., Inc. ............................  5.625    06/01/15         224,278
        55   Harrah's Operating Co., Inc. ............................  6.50     06/01/16          54,232
                                                                                             ------------
                                                                                                  278,510
                                                                                             ------------

16
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Chemicals: Major Diversified (0.0%)
$       70   ICI Wilmington Inc. .....................................  4.375%   12/01/08    $     67,953
                                                                                             ------------
             Computer Processing Hardware (0.1%)
        95   Hewlett-Packard Co. .....................................  5.339+   05/22/09          95,122
                                                                                             ------------
             Containers/Packaging (0.0%)
        85   Sealed Air Corp. - 144A**................................  5.625    07/15/13          82,298
                                                                                             ------------
             Electric Utilities (0.9%)
       150   Ameren Corp. ............................................  4.263    05/15/07         148,481
       145   Arizona Public Service Co. ..............................  5.80     06/30/14         141,726
        45   Arizona Public Service Co. ..............................  6.75     11/15/06          45,138
       150   Carolina Power & Light Co. ..............................  5.125    09/15/13         144,628
       160   CC Funding Trust I.......................................  6.90     02/16/07         160,994
        70   Cincinnati Gas & Electric Co. ...........................  5.70     09/15/12          69,235
        80   Consolidated Natural Gas Co. ............................  5.00     12/01/14          74,244
       130   Consolidated Natural Gas Co. (Series C)..................  6.25     11/01/11         132,411
        85   Consumers Energy Co. ....................................  4.80     02/17/09          83,215
        70   Detroit Edison Co. (The).................................  6.125    10/01/10          71,310
        55   Entergy Gulf States, Inc. ...............................  3.60     06/01/08          52,860
        90   Entergy Gulf States, Inc. ...............................  5.631+   12/01/09          89,183
       140   Ohio Power Company - IBC (Series K)......................  6.00     06/01/16         140,254
        30   Panhandle Eastern Pipe Line Co. (Series B)...............  2.75     03/15/07          29,459
       100   Public Service Electric & Gas Co. (Series MTNB)..........  5.00     01/01/13          96,414
        75   Texas Eastern Transmission, LP...........................  7.00     07/15/32          80,806
       110   Wisconsin Electric Power Co. ............................  3.50     12/01/07         107,293
                                                                                             ------------
                                                                                                1,667,651
                                                                                             ------------
             Electrical Products (0.1%)
       125   Cooper Industries, Inc. .................................  5.25     07/01/07         124,136
       135   Cooper Industries, Inc. .................................  5.25     11/15/12         132,159
                                                                                             ------------
                                                                                                  256,295
                                                                                             ------------
             Electronics/Appliances (0.1%)
       100   LG Electronics Inc. - 144A** (South Korea)...............  5.00     06/17/10          95,729
                                                                                             ------------

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Finance/Rental/Leasing (0.6%)
$      100   CIT Group, Inc. .........................................  2.875%   09/29/06    $     99,603
        50   CIT Group, Inc. .........................................  7.375    04/02/07          50,612
       210   Countrywide Home Loans, Inc. (Series MTN)................  3.25     05/21/08         202,080
       180   MBNA Corp. ..............................................  5.58+    05/05/08         181,409
       200   Nationwide Building Society - 144A** (United Kingdom)....  4.25     02/01/10         191,995
       275   Residential Capital Corp. ...............................  6.375    06/30/10         274,308
       105   SLM Corp. ...............................................  4.00     01/15/10         100,010
                                                                                             ------------
                                                                                                1,100,017
                                                                                             ------------
             Financial Conglomerates (0.5%)
       500   Associates Corp. of North America........................  6.25     11/01/08         508,399
        55   Bank One Corp. (Series MTNA).............................  6.00     02/17/09          55,690
       170   Chase Manhattan Corp. ...................................  6.00     02/15/09         171,888
        10   Chase Manhattan Corp. ...................................  7.00     11/15/09          10,427
       100   CIT Group Inc. (Series MTN)..............................  4.75     08/15/08          98,644
       100   General Electric Capital Corp. ..........................  4.25     12/01/10          95,661
                                                                                             ------------
                                                                                                  940,709
                                                                                             ------------
             Food Retail (0.1%)
       120   Fred Meyer, Inc. ........................................  7.45     03/01/08         123,119
                                                                                             ------------
             Food: Major Diversified (0.1%)
        70   ConAgra Foods, Inc. .....................................  7.00     10/01/28          72,357
        65   ConAgra Foods, Inc. .....................................  8.25     09/15/30          76,480
                                                                                             ------------
                                                                                                  148,837
                                                                                             ------------
             Gas Distributors (0.1%)
        90   NiSource Finance Corp. ..................................  5.764+   11/23/09          90,210
        90   Sempra Energy............................................  4.621    05/17/07          89,363
                                                                                             ------------
                                                                                                  179,573
                                                                                             ------------
             Home Furnishings (0.0%)
        85   Mohawk Industries, Inc. (Series D).......................  7.20     04/15/12          88,284
                                                                                             ------------
             Hotels/Resorts/Cruiselines (0.1%)
       120   Hyatt Equities LLC - 144A**..............................  6.875    06/15/07         120,822
                                                                                             ------------
             Household/Personal Care (0.1%)
       165   Clorox Co. (The).........................................  5.444+   12/14/07         165,288
                                                                                             ------------
             Industrial Conglomerates (0.1%)
        95   Textron Financial Corp. .................................  4.125    03/03/08          92,906
       155   Textron Financial Corp. (Series MTN).....................  5.125    02/03/11         152,433
                                                                                             ------------
                                                                                                  245,339
                                                                                             ------------

18
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Insurance Brokers/Services (0.2%)
$      355   Farmers Exchange Capital - 144A**........................  7.05 %   07/15/28    $    345,144
                                                                                             ------------
             Major Banks (0.1%)
        50   Bank of New York Co., Inc. (The).........................  5.20     07/01/07          49,837
        65   HSBC Finance Corp. ......................................  6.75     05/15/11          68,062
        95   Popular North America Inc. (Series MTN)..................  5.65     04/15/09          94,764
                                                                                             ------------
                                                                                                  212,663
                                                                                             ------------
             Major Telecommunications (0.5%)
        85   Deutsche Telekom International Finance Corp. BV            8.25+    06/15/30          99,721
               (Netherlands)..........................................
       155   France Telecom S.A. (France).............................  8.50+    03/01/31         191,775
        95   SBC Communications, Inc. ................................  6.15     09/15/34          88,585
        40   Sprint Capital Corp. ....................................  8.75     03/15/32          48,861
        85   Telecom Italia Capital SA (Luxembourg)...................  4.00     11/15/08          81,960
       125   Telecom Italia Capital SA (Luxembourg)...................  4.00     01/15/10         117,747
        80   Telefonica Europe BV (Netherlands).......................  8.25     09/15/30          92,856
       100   Verizon New England Inc. ................................  6.50     09/15/11         101,368
                                                                                             ------------
                                                                                                  822,873
                                                                                             ------------
             Managed Health Care (0.0%)
        30   WellPoint Inc. ..........................................  3.75     12/14/07          29,288
                                                                                             ------------
             Media Conglomerates (0.1%)
        60   News America Holdings, Inc. .............................  7.75     02/01/24          64,312
        20   News America Inc. .......................................  7.125    04/08/28          20,273
        30   News America, Inc. ......................................  7.28     06/30/28          30,846
       145   Viacom, Inc. - 144A**....................................  6.875    04/30/36         139,488
                                                                                             ------------
                                                                                                  254,919
                                                                                             ------------
             Motor Vehicles (0.1%)
        80   DaimlerChrysler North American Holdings Co. .............  8.50     01/18/31          92,648
                                                                                             ------------
             Multi-Line Insurance (0.4%)
       355   AIG Sun America Global Finance VI - 144A**...............  6.30     05/10/11         366,305
       170   American General Finance Corp. (Series MTNH).............  4.625    09/01/10         163,854
        20   American General Finance Corp. (Series MTNI).............  4.625    05/15/09          19,534
        70   AXA Financial, Inc. .....................................  6.50     04/01/08          70,835
        55   International Lease Finance Corp. .......................  3.75     08/01/07          53,986
                                                                                             ------------
                                                                                                  674,514
                                                                                             ------------
             Oil & Gas Pipelines (0.1%)
        55   Kinder Morgan Energy Partners, L.P. .....................  5.125    11/15/14          51,226
       145   Plains All American Pipeline L.P. - 144A**...............  6.70     05/15/36         143,961
                                                                                             ------------
                                                                                                  195,187
                                                                                             ------------

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Other Metals/Minerals (0.1%)
$      145   Brascan Corp. (Canada)...................................  7.125%   06/15/12    $    152,485
                                                                                             ------------
             Property - Casualty Insurers (0.4%)
       200   Mantis Reef Ltd. - 144A** (Australia)....................  4.692    11/14/08         194,972
        90   Platinum Underwriters Finance Inc. (Series B)............  7.50     06/01/17          89,428
       115   Platinum Underwriters Holdings, Ltd. (Series B)            6.371    11/16/07         114,107
               (Bahamas)..............................................
       155   St. Paul Travelers Companies, Inc. (The).................  5.01     08/16/07         153,424
       210   XLLIAC Global Funding - 144A**...........................  4.80     08/10/10         203,473
                                                                                             ------------
                                                                                                  755,404
                                                                                             ------------
             Pulp & Paper (0.0%)
        65   Sappi Papier Holding AG - 144A** (Austria)...............  6.75     06/15/12          61,350
                                                                                             ------------
             Railroads (0.2%)
       110   Burlington North Santa Fe Railway Co. ...................  6.125    03/15/09         111,685
        85   Norfolk Southern Corp. ..................................  7.35     05/15/07          86,110
        60   Union Pacific Corp. .....................................  6.625    02/01/08          60,934
        40   Union Pacific Corp. (Series MTNE)........................  6.79     11/09/07          40,541
                                                                                             ------------
                                                                                                  299,270
                                                                                             ------------
             Real Estate Development (0.2%)
       310   World Financial Properties - 144A**......................  6.91     09/01/13         322,051
                                                                                             ------------
             Regional Banks (0.1%)
       240   Marshall & Ilsley Bank (Series BKNT).....................  3.80     02/08/08         234,101
                                                                                             ------------
             Restaurants (0.0%)
        65   Tricon Global............................................  8.875    04/15/11          72,870
                                                                                             ------------
             Savings Banks (0.4%)
        85   Household Finance Corp. .................................  4.125    12/15/08          82,568
       105   Household Finance Corp. .................................  5.875    02/01/09         106,080
        65   Household Finance Corp. .................................  6.375    10/15/11          67,114
        95   Household Finance Corp. .................................  6.40     06/17/08          96,574
       100   Sovereign Bank (Series CD)...............................  4.00     02/01/08          97,562
        95   Washington Mutual Bank...................................  5.50     01/15/13          93,210
       115   Washington Mutual Inc. ..................................  8.25     04/01/10         124,036
                                                                                             ------------
                                                                                                  667,144
                                                                                             ------------
             Trucks/Construction/Farm Machinery (0.1%)
        40   Caterpillar Financial Services Corp. (Series MTNF).......  3.625    11/15/07          39,070
       185   Caterpillar Financial Services Corp. (Series MTNF).......  5.259+   08/20/07         185,222
                                                                                             ------------
                                                                                                  224,292
                                                                                             ------------

20
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Wireless Telecommunications (0.1%)
$      150   Vodafone Group PLC (United Kingdom)......................  5.59 %+  12/28/07    $    150,053
                                                                                             ------------
             Total Corporate Bonds (Cost $12,662,097).....................................     12,532,710
                                                                                             ------------
             U.S. Government Obligations (10.0%)
             U.S. Treasury Bonds
       950   .........................................................  6.125    08/15/29       1,073,723
       225   .........................................................  6.375    08/15/27         259,541
     4,300   .........................................................  7.625    02/15/25       5,543,642
     3,705   .........................................................  8.125    08/15/19 -     4,814,687
                                                                                 08/15/21
             U.S. Treasury Notes
     2,400   .........................................................  3.875    02/15/13       2,260,406
     3,255   ++.......................................................  4.25     08/15/13       3,125,276
     1,100   .........................................................  4.25     11/15/13       1,053,723
                                                                                             ------------
             Total U.S. Government Obligations (Cost $18,355,815).........................     18,130,998
                                                                                             ------------
             Mortgage-Backed Securities (6.7%)
        63   Federal Home Loan Mortgage Corp. Gold....................  7.50     06/01/11 -        65,059
                                                                                 08/01/11
             Federal National Mortgage Assoc.
       576   .........................................................  6.389    05/01/36         595,182
       210   .........................................................  6.50     07/01/32         212,974
     1,723   .........................................................  7.00     07/01/18 -     1,771,895
                                                                                 10/01/35
       550   .........................................................  7.00        ++            563,578
     1,037   .........................................................  7.50     08/01/25 -     1,075,410
                                                                                 09/01/35
       307   .........................................................  8.00     05/01/24 -       324,710
                                                                                 02/01/32
        15   .........................................................  9.50     12/01/20          16,407
             Federal National Mortgage Assoc. (ARM)
       549   .........................................................  1.354    07/01/36         566,895
       213   .........................................................  5.663    07/01/33         215,616
       401   .........................................................  5.358    07/01/36         414,318
       652   .........................................................  6.116    03/01/36         665,063
     1,114   .........................................................  6.164    01/01/36       1,146,349
     1,149   .........................................................  6.165    01/01/36       1,180,290
       544   .........................................................  6.17     03/01/36         559,436
       726   .........................................................  6.406    04/01/36         750,735
       550   .........................................................  6.489    05/01/36         568,306
     1,140   .........................................................  6.671    04/01/36       1,190,972

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$       43   Federal National Mortgage Assoc. Dwarf...................  7.00 %   03/01/12 -  $     43,715
                                                                                 06/01/12
             Government National Mortgage Assoc.
        85   .........................................................  7.50     09/15/25 -        88,926
                                                                                 06/15/27
        93   .........................................................  8.00     04/15/26 -        98,356
                                                                                 08/15/26
                                                                                             ------------
             Total Mortgage-Backed Securities (Cost $12,139,435)..........................     12,114,192
                                                                                             ------------
             Asset-Backed Securities (5.6%)
             Finance/Rental/Leasing
       300   American Express Credit Account Master Trust 2002-3 A....  5.479+   12/15/09         300,465
       600   American Express Credit Account Master Trust 2003-3 A....  5.479+   11/15/10         601,407
       350   Banc of America Securities Auto Trust 2005-WF1 A3........  3.99     08/18/09         345,355
       175   Capital Auto Receivables Asset Trust 2004-2 A............  3.35     02/15/08         173,775
       350   Capital Auto Receivables Asset Trust 2005-1 A4...........  4.05     07/15/09         345,752
       300   Caterpillar Financial Asset Trust 2005-A A3..............  3.90     02/25/09         296,483
       375   Caterpillar Financial Asset Trust 2006-AA3...............  5.57     05/25/10         376,748
        92   CIT Equipment Collateral 2004-EF1 A3.....................  3.50     09/20/08          90,810
       225   CNH Equipment Trust 2005-A A3............................  4.02     04/15/09         222,487
       450   CNH Equipment Trust 2005-B A3............................  4.27     01/15/10         442,406
       275   DaimlerChrysler Auto Trust 2005-B A3.....................  4.04     09/08/09         271,952
       225   Ford Credit Auto Owner Trust 2005-B A3...................  4.17     01/15/09         223,190
       225   Ford Credit Auto Owner Trust 2006-A A3...................  5.05     03/15/10         223,871
       375   GE Equipment Small Ticket LLC - 2005-2A A3...............  4.88     10/22/09         372,461
       250   GS Auto Loan Trust 2006-1 AB.............................  5.37     12/15/10         249,980
       400   Harley-Davidson Motorcycle Trust 2005-1 A2...............  3.76     12/17/12         391,573
       250   Harley-Davidson Motorcycle Trust 2005-2 A2...............  4.07     02/15/12         243,948
       150   Harley Davidson Motorcycle Trust 2005-3 A2...............  4.41     06/15/12         147,631
       225   Hertz Vehicle Financing LLC 2005-2A A2...................  4.93     02/25/10         222,380
       200   Honda Auto Receivables Owner Trust 2005-2 A3.............  3.93     01/15/09         197,830
       325   Honda Auto Receivables Owner Trust 2005-3 A3.............  3.87     04/20/09         320,232
       300   Honda Auto Receivables Owner Trust 2005-6 A3.............  4.85     10/19/09         298,032
       225   Hyundai Auto Receivables Trust 2005-A A3.................  3.98     11/16/09         221,218
       150   MBNA Master Credit Card Trust 1999-B A...................  5.90     08/15/11         152,394
       400   Merrill Auto Trust Securitization 2005-1 A3..............  4.10     08/25/09         394,721
       275   National City Auto Receivables Trust 2004-A A4...........  2.88     05/15/11         267,183
       400   Nissan Auto Receivables Owner Trust 2005-B A3............  3.99     07/15/09         395,022
        75   TXU Electric Delivery Transition Bond Co. LLC 2004-1       4.81     11/17/14          72,705
               A2.....................................................
       450   USAA Auto Owner Trust 2004-2 A4..........................  3.58     02/15/11         441,428
       287   USAA Auto Owner Trust 2004-3 A3..........................  3.16     02/17/09         283,582
       269   USAA Auto Owner Trust 2005-1 A3..........................  3.90     07/15/09         266,626
       250   Volkswagen Auto Lease Trust 2005-A A3....................  3.82     05/20/08         248,329

22
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$      375   Volkswagen Auto Loan Enhanced Trust 2005-1 A3............  4.80 %   07/20/09    $    372,496
        98   Wachovia Auto Owner Trust 2004-B A3......................  2.91     04/20/09          97,203
       200   Wachovia Auto Owner Trust 2005-A A3......................  4.06     09/21/09         197,615
       300   Wachovia Auto Owner Trust 2005-B A3......................  4.79     04/20/10         297,733
        95   World Omni Auto Receivables Trust 2004-A A3..............  3.29     11/12/08          93,853
                                                                                             ------------
             Total Asset-Backed Securities (Cost $10,255,251).............................     10,160,876
                                                                                             ------------
             Collateralized Mortgage Obligations (0.8%)
       373   Federal Home Loan Mortgage Corp. Whole Loan 2005-S001      5.535+   09/25/45         374,856
               2A2....................................................
       545   Federal National Mortgage Assoc. 2006-28 1A1.............  5.495+   03/25/36         545,379
     6,490   Federal National Mortgage Assoc. 2006 -28 1P (IO)........  0.596+   03/25/36         167,319
       725   Federal National Mortgage Assoc. 2005-68 XI (IO).........  6.00     08/25/35         284,661
                                                                                             ------------
             Total Collateralized Mortgage Obligations (Cost $1,213,788)..................      1,372,215
                                                                                             ------------
NUMBER OF
CONTRACTS
----------
             Put Option Purchased (0.0%)
       140   90 day Euro $ June/2007 @ $94.25 (Cost $44,510)..............................         33,250
                                                                                             ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             Short-Term Investments (3.5%)
             U.S. Government Obligation (a) (0.1%)
$      250   U.S. Treasury Bill*** (Cost $244,238)....................  5.09     01/11/07         244,238
                                                                                             ------------
             Repurchase Agreement (3.4%)
     6,188   Joint repurchase agreement account (dated 07/31/06;
               proceeds $6,188,906) (b) (Cost $6,188,000).............  5.27     08/01/06       6,188,000
                                                                                             ------------
             Total Short-Term Investments (Cost $6,432,238)...........                          6,432,238
                                                                                             ------------
             Total Investments (Cost $164,383,661) (c) (d)............            101.9%      184,591,530

             Liabilities in Excess of Other Assets....................             (1.9)       (3,510,868)
                                                                                  -----      ------------
             Net Assets...............................................            100.0%     $181,080,662
                                                                                  =====      ============

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED) continued

---------------------

    ADR  American Depositary Receipt.
    ARM  Adjustable Rate Mortgage.
    IO   Interest Only Security.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  This security has been physically segregated in connection with open futures contracts in the amount of $237,500.
     +   Floating rate security; rate shown is the rate in effect at
         July 31, 2006.
    ++   Security purchased on a forward commitment basis with an
         approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    ++   Security purchased on a forward commitment basis.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $21,584,493 in connection with open futures
         contracts and securities purchased on a forward commitment basis.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $25,453,866 and the aggregate gross unrealized depreciation is $5,245,997, resulting in net unrealized appreciation of $20,207,869.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

                                                                          UNREALIZED
NUMBER OF                DESCRIPTION, DELIVERY     UNDERLYING FACE       APPRECIATION
CONTRACTS   LONG/SHORT       MONTH AND YEAR        AMOUNT AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------
   47          Long      U.S. Treasury Notes 5       $ 4,898,281           $ 38,811
                          Year, September 2006
   33          Long      U.S. Treasury Notes 10        3,499,031             43,652
                          Year, September 2006
   25          Short     U.S. Treasury Bonds 20       (2,707,031)           (39,491)
                          Year, September 2006
   34          Short     U.S. Treasury Notes 2        (6,917,938)           (20,734)
                          Year, September 2006
                                                                           --------
                         Net Unrealized Appreciation.................      $ 22,238
                                                                           ========

24
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $164,383,661).......................................  $184,591,530
Cash........................................................         1,724
Receivable for:
    Investments sold........................................       692,886
    Interest................................................       691,154
    Dividends...............................................       132,500
    Shares of beneficial interest sold......................       102,537
    Variation margin........................................         2,171
Prepaid expenses and other assets...........................        23,754
                                                              ------------
    Total Assets............................................   186,238,256
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     4,517,325
    Shares of beneficial interest redeemed..................       194,177
    Distribution fee........................................       130,696
    Investment advisory fee.................................        79,542
    Administration fee......................................        12,237
    Transfer agent fee......................................         7,241
Accrued expenses and other payables.........................       216,376
                                                              ------------
    Total Liabilities.......................................     5,157,594
                                                              ------------
    Net Assets..............................................  $181,080,662
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $153,118,363
Net unrealized appreciation.................................    20,230,107
Accumulated undistributed net investment income.............       297,960
Accumulated undistributed net realized gain.................     7,434,232
                                                              ------------
    Net Assets..............................................  $181,080,662
                                                              ============
Class A Shares:
Net Assets..................................................   $34,569,361
Shares Outstanding (unlimited authorized, $.01 par value)...     2,417,436
    Net Asset Value Per Share...............................        $14.30
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $15.09
                                                              ============
Class B Shares:
Net Assets..................................................   $72,927,487
Shares Outstanding (unlimited authorized, $.01 par value)...     5,099,943
    Net Asset Value Per Share...............................        $14.30
                                                              ============
Class C Shares:
Net Assets..................................................   $72,558,199
Shares Outstanding (unlimited authorized, $.01 par value)...     5,072,510
    Net Asset Value Per Share...............................        $14.30
                                                              ============
Class D Shares:
Net Assets..................................................    $1,025,615
Shares Outstanding (unlimited authorized, $.01 par value)...        71,747
    Net Asset Value Per Share...............................        $14.29
                                                              ============

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $60,542 foreign withholding tax)..........  $ 1,565,576
Interest....................................................    1,511,198
                                                              -----------
    Total Income............................................    3,076,774
                                                              -----------
Expenses
Investment advisory fee.....................................      490,270
Distribution fee (Class A shares)...........................       41,805
Distribution fee (Class B shares)...........................      387,637
Distribution fee (Class C shares)...........................      383,211
Shareholder reports and notices.............................      166,629
Transfer agent fees and expenses............................      126,201
Professional fees...........................................       77,231
Administration fee..........................................       75,426
Custodian fees..............................................       25,945
Registration fees...........................................       19,491
Trustees' fees and expenses.................................        1,325
Other.......................................................       20,155
                                                              -----------
    Total Expenses..........................................    1,815,326

Less: expense offset........................................         (591)
                                                              -----------
    Net Expenses............................................    1,814,735
                                                              -----------
    Net Investment Income...................................    1,262,039
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................    8,156,664
Futures contracts...........................................       98,126
Options contracts...........................................        6,495
                                                              -----------
    Net Realized Gain.......................................    8,261,285
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (6,770,739)
Futures contracts...........................................       20,340
Options contracts...........................................      (11,260)
                                                              -----------
    Net Depreciation........................................   (6,761,659)
                                                              -----------
    Net Gain................................................    1,499,626
                                                              -----------
Net Increase................................................  $ 2,761,665
                                                              ===========

26
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2006   JANUARY 31, 2006
                                                              -------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  1,262,039      $  2,078,509
Net realized gain...........................................     8,261,285        18,758,188
Net change in unrealized depreciation.......................    (6,761,659)       (1,831,283)
                                                              ------------      ------------
    Net Increase............................................     2,761,665        19,005,414
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (293,403)         (452,694)
    Class B shares..........................................      (367,536)       (1,020,328)
    Class C shares..........................................      (371,159)         (914,587)
    Class D shares..........................................        (9,382)          (19,399)
Net realized gain
    Class A shares..........................................      (912,337)         (782,903)
    Class B shares..........................................    (2,049,104)       (2,185,194)
    Class C shares..........................................    (2,008,583)       (2,040,106)
    Class D shares..........................................       (26,052)          (22,958)
                                                              ------------      ------------
    Total Dividends and Distributions.......................    (6,037,556)       (7,438,169)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (15,676,175)      (12,116,316)
                                                              ------------      ------------
    Net Decrease............................................   (18,952,066)         (549,071)
Net Assets:
Beginning of period.........................................   200,032,728       200,581,799
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
  of $297,960 and
  $77,401, respectively)....................................  $181,080,662      $200,032,728
                                                              ============      ============

                                                                              27
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Fund (the "Fund"), formerly Morgan Stanley Balanced Growth Fund (the Fund's name changed effective September 18, 2006), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide capital growth with reasonable current income. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Options -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investments Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,738,529 at July 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

The Distributor has informed the Fund that for the six months ended July 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,924, $125,245 and $1,862, respectively and received $31,694 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales, maturities, and prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2006 aggregated $37,265,148 and $51,711,709, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $23,740,565 and $23,875,734, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These future and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk also may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                    FOR THE YEAR
                                                         MONTHS ENDED                        ENDED
                                                         JULY 31, 2006                 JANUARY 31, 2006
                                                   -------------------------       -------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                   ----------   ------------       ----------   ------------
CLASS A SHARES
Sold.............................................     202,439   $  2,924,557          490,716   $  7,057,986
Conversion from Class B..........................     272,758      3,938,380        1,649,854     23,001,214
Reinvestment of dividends and distributions......      74,498      1,035,175           73,309      1,054,840
Redeemed.........................................    (412,249)    (5,944,017)        (443,744)    (6,388,604)
                                                   ----------   ------------       ----------   ------------
Net increase - Class A...........................     137,446      1,954,095        1,770,135     24,725,436
                                                   ----------   ------------       ----------   ------------
CLASS B SHARES
Sold.............................................     215,271      3,125,345        1,236,638     17,572,599
Conversion to Class A............................    (272,778)    (3,938,380)      (1,649,990)   (23,001,214)
Reinvestment of dividends and distributions......     151,778      2,105,038          193,148      2,774,543
Redeemed.........................................    (800,901)   (11,568,974)      (2,034,354)   (29,042,425)
                                                   ----------   ------------       ----------   ------------
Net decrease - Class B...........................    (706,630)   (10,276,971)      (2,254,558)   (31,696,497)
                                                   ----------   ------------       ----------   ------------
CLASS C SHARES
Sold.............................................     118,745      1,724,544          531,681      7,619,616
Reinvestment of dividends and distributions......     155,767      2,161,152          184,017      2,646,264
Redeemed.........................................    (784,640)   (11,370,307)      (1,062,378)   (15,180,965)
                                                   ----------   ------------       ----------   ------------
Net decrease - Class C...........................    (510,128)    (7,484,611)        (346,680)    (4,915,085)
                                                   ----------   ------------       ----------   ------------
CLASS D SHARES
Sold.............................................      19,323        277,368           16,327        235,071
Reinvestment of dividends and distributions......       2,430         33,742            2,786         39,913
Redeemed.........................................     (12,429)      (179,798)         (35,423)      (505,154)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class D................       9,324        131,312          (16,310)      (230,170)
                                                   ----------   ------------       ----------   ------------
Net decrease in Fund.............................  (1,069,988)  $(15,676,175)        (847,413)  $(12,116,316)
                                                   ==========   ============       ==========   ============

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

At January 31, 2006, the Fund had a temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

10. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

11. Subsequent Event -- Fund Acquisitions

On September 18, 2006, the Fund acquired all the net assets of the Morgan Stanley Balanced Income Fund ("Balanced Income") based on the respective valuations as of the close of business on September 15, 2006 pursuant to a plan of reorganization approved by the shareholders of Balanced Income on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,812,244 Class A shares of the Fund at a net asset value of $12.03 per share for $21,797,565 Class A shares of Balanced Income; 6,778,119 Class B shares of the Fund at a net asset value of $11.98 per share for $81,232,874 Class B share of Balanced Income; 2,812,414 Class C shares of the Fund at a net asset value of $12.00 per share for $33,751,807 Class C share of Balanced Income; and 71,888 Class D shares of the Fund at a net asset value of $11.99 per share for $861,851 Class D share of Balanced Income. The net assets of the Fund and Balanced Income immediately before the acquisition were $180,346,678 and $137,644,097, respectively, including unrealized appreciation of $145,559 for Balanced Income. Immediately after the acquisition, the combined net assets of the Fund amounted to $317,990,775.

On September 18, 2006, the Fund acquired all the net assets of the Morgan Stanley Income Builder Fund ("Income Builder") based on the respective valuations as of the close of business on September 15, 2006 pursuant to a plan of reorganization approved by the shareholders of Income Builder on July 17, 2006. The acquisition was accomplished by a tax-free exchange of 5,120,077 Class A shares of the Fund at a net asset value of $12.08 per share for $61,849,945 Class A shares of Income Builder; 4,014,655 Class B shares of the Fund at a net asset value of $12.11 per share for $48,601,255 Class B share of Income Builder; 1,544,850 Class C shares of the Fund at a net asset value of $12.06 per share for $18,631,381 Class C share of Income Builder; and 65,721 Class D shares of the Fund at a net asset value of $12.08 per share for $793,756 Class D share of Income Builder. The net assets of the Fund and Income Builder immediately before the acquisition were $180,346,678 and $129,876,337, respectively, including unrealized appreciation of $336,829 for Income Builder. Immediately after the acquisition, the combined net assets of the Fund amounted to $310,223,015.

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                             FOR THE YEAR ENDED JANUARY 31
                                         MONTHS ENDED           -----------------------------------------------------------------
                                         JULY 31, 2006            2006           2005          2004          2003          2002
                                         -------------          ---------      --------      --------      --------      --------
                                          (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...      $14.57               $13.76        $12.98        $10.73        $12.82        $13.29
                                             ------               ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income ++...........        0.14                 0.24          0.21          0.18          0.25          0.33
    Net realized and unrealized gain
    (loss).............................        0.12                 1.21          0.79          2.30         (2.06)        (0.42)
                                             ------               ------        ------        ------        ------        ------

Total income (loss) from investment
 operations............................        0.26                 1.45          1.00          2.48         (1.81)        (0.09)
                                             ------               ------        ------        ------        ------        ------

Less dividends and distributions from:
    Net investment income..............       (0.13)               (0.27)        (0.22)        (0.23)        (0.28)        (0.38)
    Net realized gain..................       (0.40)               (0.37)           --            --            --            --
                                             ------               ------        ------        ------        ------        ------

Total dividends and distributions......       (0.53)               (0.64)        (0.22)        (0.23)        (0.28)        (0.38)
                                             ------               ------        ------        ------        ------        ------

Net asset value, end of period.........      $14.30               $14.57        $13.76        $12.98        $10.73        $12.82
                                             ======               ======        ======        ======        ======        ======

Total Return+..........................        1.57%(1)            10.99%         7.80%        23.37%       (14.27)%       (0.53)%

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)...............................        1.31%(2)             1.13%         1.13%         1.12%         1.10%         1.07%

Net investment income..................        1.95%(2)             1.70%         1.61%         1.58%         2.14%         2.56%

Supplemental Data:
Net assets, end of period, in
 thousands.............................     $34,569              $33,217        $7,017        $6,663        $5,848        $6,259

Portfolio turnover rate................          20%(1)               52%           64%          117%          145%           67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

36
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                             FOR THE YEAR ENDED JANUARY 31
                          MONTHS ENDED           ------------------------------------------------------------------
                          JULY 31, 2006            2006          2005           2004           2003          2002
                          -------------          --------      ---------      ---------      --------      --------
                           (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value,
 beginning of period....      $14.56              $13.75         $12.97         $10.73        $12.81        $13.28
                              ------              ------         ------         ------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income ++...........        0.09                0.14           0.11           0.10          0.16          0.23
    Net realized and
    unrealized gain
    (loss)..............        0.12                1.20           0.79           2.28         (2.05)        (0.42)
                              ------              ------         ------         ------        ------        ------

Total income (loss) from
 investment operations..        0.21                1.34           0.90           2.38         (1.89)        (0.19)
                              ------              ------         ------         ------        ------        ------

Less dividends and
 distributions from:
    Net investment
    income..............       (0.07)              (0.16)         (0.12)         (0.14)        (0.19)        (0.28)
    Net realized gain...       (0.40)              (0.37)            --             --            --            --
                              ------              ------         ------         ------        ------        ------

Total dividends and
 distributions..........       (0.47)              (0.53)         (0.12)         (0.14)        (0.19)        (0.28)
                              ------              ------         ------         ------        ------        ------

Net asset value, end of
 period.................      $14.30              $14.56         $13.75         $12.97        $10.73        $12.81
                              ======              ======         ======         ======        ======        ======

Total Return+...........        1.23%(1)           10.12%          6.99%         22.37%       (14.86)%       (1.32)%

Ratios to Average Net
Assets(3):
Total expenses (before
 expense offset)........        2.06%(2)            1.89%          1.89%          1.88%         1.87%         1.83%

Net investment income...        1.20%(2)            0.94%          0.85%          0.82%         1.37%         1.80%

Supplemental Data:
Net assets, end of
 period, in thousands...     $72,927             $84,568       $110,875       $114,960       $79,631       $92,009

Portfolio turnover
 rate...................          20%(1)              52%            64%           117%          145%           67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              37
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                           FOR THE YEAR ENDED JANUARY 31
                                            MONTHS ENDED           --------------------------------------------------------------
                                            JULY 31, 2006            2006          2005          2004          2003       2002
                                            -------------          --------      --------      --------      --------   ---------
                                             (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period......      $14.57              $13.76        $12.98        $10.73        $12.81      $13.28
                                                ------              ------        ------        ------        ------      ------

Income (loss) from investment operations:
    Net investment income++...............        0.09                0.14          0.11          0.10          0.16        0.23
    Net realized and unrealized gain
    (loss)................................        0.11                1.20          0.79          2.29         (2.05)      (0.42)
                                                ------              ------        ------        ------        ------      ------

Total income (loss) from investment
 operations...............................        0.20                1.34          0.90          2.39         (1.89)      (0.19)
                                                ------              ------        ------        ------        ------      ------

Less dividends and distributions from:
    Net investment income.................       (0.07)              (0.16)        (0.12)        (0.14)        (0.19)      (0.28)
    Net realized gain.....................       (0.40)              (0.37)        --            --            --          --
                                                ------              ------        ------        ------        ------      ------

Total dividends and distributions.........       (0.47)              (0.53)        (0.12)        (0.14)        (0.19)      (0.28)
                                                ------              ------        ------        ------        ------      ------

Net asset value, end of period............      $14.30              $14.57        $13.76        $12.98        $10.73      $12.81
                                                ======              ======        ======        ======        ======      ======

Total Return+.............................        1.17%(1)           10.15%         6.98%        22.43%       (14.88)%     (1.34)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)....        2.06%(2)            1.89%         1.87%         1.88%         1.87%       1.83%

Net investment income.....................        1.20%(2)            0.94%         0.87%         0.82%         1.37%       1.80%

Supplemental Data:
Net assets, end of period, in thousands...     $72,558             $81,339       $81,606       $84,840       $75,323    $106,002

Portfolio turnover rate...................          20%(1)              52%           64%          117%          145%         67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

38
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                            FOR THE YEAR ENDED JANUARY 31
                                          MONTHS ENDED           ----------------------------------------------------------------
                                          JULY 31, 2006            2006          2005          2004          2003          2002
                                          -------------          --------      --------      --------      --------      --------
                                           (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period....     $14.56               $13.76        $12.97        $10.73        $12.81        $13.28
                                             ------               ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income++.............       0.16                 0.28          0.24          0.22          0.27          0.37
    Net realized and unrealized gain
    (loss)..............................       0.11                 1.19          0.80          2.28         (2.04)        (0.43)
                                             ------               ------        ------        ------        ------        ------

Total income (loss) from investment
 operations.............................       0.27                 1.47          1.04          2.50         (1.77)        (0.06)
                                             ------               ------        ------        ------        ------        ------

Less dividends and distributions from:
    Net investment income...............      (0.14)               (0.30)        (0.25)        (0.26)        (0.31)        (0.41)
    Net realized gain...................      (0.40)               (0.37)        --            --            --            --
                                             ------               ------        ------        ------        ------        ------

Total dividends and distributions.......      (0.54)               (0.67)        (0.25)        (0.26)        (0.31)        (0.41)
                                             ------               ------        ------        ------        ------        ------

Net asset value, end of period..........     $14.29               $14.56        $13.76        $12.97        $10.73        $12.81
                                             ======               ======        ======        ======        ======        ======

Total Return+...........................       1.69%(1)            11.17%         8.14%        23.56%       (13.99)%       (0.32)%

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)................................       1.06%(2)             0.89%         0.89%         0.88%         0.87%         0.83%

Net investment income...................       2.20%(2)             1.94%         1.85%         1.82%         2.37%         2.80%

Supplemental Data:
Net assets, end of period, in
 thousands..............................     $1,026               $  909        $1,083        $1,151        $1,347        $1,244

Portfolio turnover rate.................         20%(1)               52%           64%          117%          145%           67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              39
                       See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER


Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Balanced Fund

Semiannual Report
July 31, 2006

[MORGAN STANLEY LOGO]

BGRSAR-37896RPT-RA06-00832P-Y07/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006


                                       3